CHANGES IN ACCOUNTING POLICIES - Disclosure of Undiscounted lease payments (Details)	Dec. 31, 2019 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments	$ 626,299
Not later than 1 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments	189,050
Later than 1 year and not later than 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments	$ 437,249